PRINCIPAL ACCOUNTING POLICIES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets:
Short-term Investments.	¥ 211,184	$ 31,529	¥ 753,164
Liabilities:
Put right liabilities	70,242	$ 10,487	96,911
Fair Value, Recurring
Assets:
Short-term Investments.	211,184		753,164
Liabilities:
Put right liabilities	70,242		96,911
Fair Value, Recurring | Level 3
Assets:
Short-term Investments.	211,184		753,164
Liabilities:
Put right liabilities	¥ 70,242		¥ 96,911